Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income, Net [Abstract]
Schedule of Other Income	The following table shows the detail of net other income (expenses) for the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
Government grant	$1,061,274	$194,001	$169,827
Inspection and certification reimbursement	-	-	328,589
Sampling reimbursement	21,624	-	26,462
Exchange gains	5,834	31,749	3,686
Bank charges	(1,324)	(11,397)	(11,906)
Donation	(4,237)	-	-
Miscellaneous income	5,099	10,762	10,019
Miscellaneous expenses	(215,751)	(5,585)	(14,265)
Total other income, net	$872,519	219,530	$512,412